Derivative instruments and hedging activities - Fair Value Hedges (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	¥ 34	¥ 28	¥ 2
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	26	29	¥ 2
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	8	(1)
Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	(34)	(28)	¥ (2)
Hedged Items [Member] | Long-term borrowings [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	(26)	(29)	¥ (2)
Hedged Items [Member] | Non-trading debt securities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	¥ (8)	¥ 1